Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2018
Opening net book amount	1,208	120,597	73,800	14,681	—	210,286
Additions	—	36,522	9,207	2,329	—	48,058
Written-off	—	—	(40)	(63)	—	(103)
Business combination (Note 30)	—	5,261	738	367	—	6,366
Disposal of subsidiaries (Note 31)	—	(891)	(1,040)	(342)	—	(2,273)
Depreciation charges	(120)	(12,455)	(11,929)	(2,802)	—	(27,306)
Closing net book amount	1,088	149,034	70,736	14,170	—	235,028

Year ended 31 December 2018
At 31 December 2018
Cost	2,528	234,420	162,636	33,575	—	433,159
Accumulated depreciation	(1,440)	(85,386)	(91,900)	(19,405)	—	(198,131)
Net book amount	1,088	149,034	70,736	14,170	—	235,028

At 31 December 2019
Opening net book amount	1,088	149,034	70,736	14,170	—	235,028
Adjustment for Adoption of IFRS 16 (Note 2.2.1)	—	—	—	—	137,928	137,928
Restated opening net book amount	1,088	149,034	70,736	14,170	137,928	372,956
Additions	18,420	44,858	13,503	4,753	86,492	168,026
Transfer from investment properties	29,460	—	—	—	—	29,460
Written‑off	—	—	(1,339)	(105)	(2,336)	(3,780)
Business combination (Note 30)	—	14,291	3,185	1,427	29,502	48,405
Disposal of subsidiaries (Note 31)	—	(6,224)	(1,223)	(119)	(10,165)	(17,731)
Depreciation charges	(619)	(15,732)	(13,183)	(3,578)	(45,051)	(78,163)
Translation adjustments	—	10	127	(18)	31	150
Closing net book amount	48,349	186,237	71,806	16,530	196,401	519,323
Year ended 31 December 2019
At 31 December 2019
Cost	50,408	286,457	171,162	39,210	238,609	785,846
Accumulated depreciation	(2,059)	(100,220)	(99,356)	(22,680)	(42,208)	(266,523)
Net book amount	48,349	186,237	71,806	16,530	196,401	519,323